Indebtedness (Components Of Indebtedness) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Facility	$ 665.0	$ 0
Securitization facilities	0	(113.9)
Other long-term debt	62.0	0.2
Total indebtedness	1,469.8	718.0
Less: Current portion of long-term debt	(60.1)	(0.1)
Convertible senior subordinated notes	0	(161.0)
Total indebtedness, less current portion	1,409.7	443.0
6 7/8% Senior Subordinated Notes Due April 15, 2014 [Member]
Convertible senior subordinated notes amount	0	267.7
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%
Notes, Due 2021 [Member]
Convertible senior subordinated notes amount	300.0	0
Debt Instrument, Interest Rate, Stated Percentage	5.875%	5.875%
4 1/2% Senior Unsecured Term Loan Due May 2, 2016 [Member]
Convertible senior subordinated notes amount	259.4	0
Debt Instrument, Interest Rate, Stated Percentage	4.50%	4.50%
1 1/4% Convertible Senior Subordinated Notes Due December 15, 2036 [Member]
Convertible senior subordinated notes amount	183.4	175.2
Debt Instrument, Interest Rate, Stated Percentage	1.25%	1.25%
1 3/4% Convertible Senior Subordinated Notes Due December 31, 2033 [Member]
Convertible senior subordinated notes amount	0	161.0
Debt Instrument, Interest Rate, Stated Percentage	1.75%	1.75%
Securitization Facilities [Member]
Securitization facilities	$ 0	$ (113.9)